Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	12 Months Ended
	Dec. 28, 2021	Feb. 11, 2019	Feb. 27, 2017	May 31, 2014	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000178802
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland SMID Cap Dividend Growth Fund - Class I
Account Value			$ 10,000		$ 18,488	$ 16,038	$ 16,222	$ 16,739	$ 12,156	$ 12,107	$ 11,397	$ 9,940
C000209896
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland SMID Cap Dividend Growth Fund - Class A
Account Value		$ 9,423			$ 14,761	12,843	13,021	13,471	9,802	9,796
C000109647
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland Dividend Growth Fund
Account Value				$ 10,000	17,092	14,390	14,480	14,738	11,294	11,964	12,041	10,617	$ 9,571	$ 10,537
C000124573
Account Value [Line Items]
Line Graph and Table Measure Name				Copeland Dividend Growth Fund
Account Value				$ 10,000	$ 18,738	15,621	15,579	15,717	11,937	12,532	12,499	10,919	9,756	10,645
C000233044
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland International Small Cap Fund - Class A
Account Value	$ 9,425				$ 7,882	7,619	7,983
C000233045
Account Value [Line Items]
Line Graph and Table Measure Name					Copeland International Small Cap Fund - Class I
Account Value	$ 10,000				$ 8,363	8,084	8,470
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 10,000		24,135	18,917	18,540	19,249	13,375	12,000	11,708	10,175
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value		$ 10,000			20,440	16,021	15,702	16,302	11,328	10,163
S&P 500 Index
Account Value [Line Items]
Account Value				$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000	33,028	25,766	25,034	25,109	17,895	15,859	15,281	13,359	11,372	11,181
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Net TR
Account Value	$ 10,000				9,705	8,343	8,745
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000		18,069	14,847	15,684	17,746	11,060	11,149	11,649	9,848
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000			15,948	13,104	13,843	15,663	9,762	9,841
Russell 3000 Total Return
Account Value [Line Items]
Account Value				$ 10,000	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000	31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186
Russell 3000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 10,000	31,295	24,529	24,040	$ 24,960	$ 17,344	$ 15,560	$ 15,181	$ 13,194	$ 11,211	$ 11,186
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 10,000				10,306	8,828	8,954
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net (USD)
Account Value	$ 10,000				10,815	9,128	8,990
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Net (USD)
Account Value	$ 10,000				$ 10,815	$ 9,128	$ 8,990